COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases, including rent holidays of 1 to 6 months. The Group’s lease agreements are entered into with third parties and usually have a renewal option with an advance notice period of 1 to 3 months, and no rent escalation clauses, restrictions or contingent rents.

Total office rental expenses under all operating leases were RMB13,342, RMB19,622 and RMB43,257 (US$6,943) for the years ended December 31, 2010, 2011 and 2012, respectively. Future minimum payments under non-cancelable operating leases for office rental consist of the following as of December 31, 2012:

	RMB	US$
2013	78,043	12,527
2014	47,862	7,682
2015	22,125	3,551
2016	2,631	422
2017 and thereafter	—	—

	150,661	24,182

Total bandwidth rental expenses were recorded in cost of revenues (Note 11).

Future minimum payments under non-cancelable operating leases for bandwidth rental consist of the following as of December 31, 2012:

	RMB	US$
2013	312,102	50,096
2014	57,125	9,169
2015	16,993	2,728
2016 and thereafter	—	—

	386,220	61,993

Total licensed copyrights were recorded in intangible assets (Note 6).

Future minimum payments under non-cancelable licensed copyrights consist of the following as of December 31, 2012:

	RMB	US$
2013	312,582	50,173
2014	118,480	19,017
2015 and thereafter	—	—

	431,062	69,190

Litigation, claims and assessments

The Company is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2012. These claims are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, among others.  Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could impact the Company’s future financial results. The Group has accrued RMB5,574 (US$895) in “Accrued expenses and other liabilities” in the consolidated balance sheet as of December 31, 2012 and recognized losses of RMB5,316(US$853) for the year ended December 31, 2012.

The Company is unable to estimate the reasonably possible loss or a range of reasonably possible losses for proceedings in the early stages or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. Although the results of unsettled litigations and claims cannot be predicted with certainty, the Company does not believe that, as of December 31, 2012, there was at least a reasonable possibility that the Company may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments handed down by the court and out-of-court settlements after December 31, 2012, but related to cases arising on or before December 31, 2012. The Company is in the process of appealing certain judgments for which losses have been accrued. However, the ultimate timing and outcome of pending litigation is inherently uncertain. Therefore, although management considers the likelihood of a material loss for all pending claims, both asserted and unasserted, to be remote, if one or more of these legal matters were resolved against the Company in the same reporting period for amounts in excess of management’s expectations, the Company’s consolidated financial statements of a particular reporting period could be materially adversely affected.